Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,429,300
Previously Paid Amount	0.00
Total Fee Amount	1,302.19
Total Offset Amount	0.00
Net Fee	1,302.19
Narrative - Max Aggregate Offering Price	$ 9,429,300
Final Prospectus	true